Schedule of Investments TCW Artificial Intelligence ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.0%
Automobiles – 1.6%
Tesla, Inc.*	6,498	$2,022,243
Broadline Retail – 4.2%
Amazon.com, Inc.*	19,376	5,262,134
Communications Equipment – 12.5%
Arista Networks, Inc.*	40,972	7,389,299
Lumentum Holdings, Inc.*	7,640	5,454,502
Motorola Solutions, Inc.	6,550	2,854,163
		15,697,964
Electrical Equipment – 6.7%
Bloom Energy Corp., Class A*	3,770	775,904
Eaton Corp. plc	8,034	3,335,717
Vertiv Holdings Co., Class A	17,700	4,275,789
		8,387,410
Electronic Equipment, Instruments & Components – 4.5%
Celestica, Inc.*	5,874	1,946,879
Cognex Corp.	41,922	2,734,991
Littelfuse, Inc.	2,224	983,297
		5,665,167
Entertainment – 1.9%
Spotify Technology S.A.*	4,733	2,366,216
Interactive Media & Services – 7.4%
Alphabet, Inc., Class A	18,945	6,746,883
Reddit, Inc., Class A*	18,317	2,576,652
		9,323,535
IT Services – 6.2%
CoreWeave, Inc., Class A*	5,708	409,663
DigitalOcean Holdings, Inc.*	39,981	4,697,768
International Business Machines Corp.	11,957	2,674,183
		7,781,614
Machinery – 3.4%
Deere & Co.	3,128	1,853,872
Symbotic, Inc., Class A*	54,525	2,347,301
		4,201,173
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 31.8%
ASML Holding NV	2,259	$3,679,911
Broadcom, Inc.	18,962	7,381,527
KLA Corp.	17,062	3,119,275
Marvell Technology, Inc.	29,697	5,569,969
Micron Technology, Inc.	8,860	7,292,046
NVIDIA Corp.	42,656	8,563,191
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,420	4,212,285
		39,818,204
Software – 16.8%
Cadence Design Systems, Inc.*	5,856	1,991,157
Datadog, Inc., Class A*	12,798	3,429,480
Microsoft Corp.	3,339	1,551,700
Nebius Group NV, Class A*	9,949	1,894,389
Oracle Corp.	11,262	1,462,596
Palantir Technologies, Inc., Class A*	15,027	1,849,223
Palo Alto Networks, Inc.*	23,577	7,823,556
ServiceNow, Inc.*	8,903	990,281
		20,992,382
Total Common Stocks
(Cost $81,452,949)		121,518,042
	Principal
Short-Term Investments – 3.3%
Time Deposit – 3.3%
Skandinaviska Enskilda Banken, Stockholm 2.98% 8/3/2026
(Cost $4,129,304)	$4,129,304	4,129,304
Total Investments – 100.3%
(Cost $85,582,253)		$125,647,346
Liabilities in Excess of Other Assets – (0.3)%		(365,321)
Net Assets – 100.0%		$125,282,025

*	Non-income producing security.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF July 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$121,518,042	$–	$–	$121,518,042
Short-Term Investments
Time Deposit	4,129,304	–	–	4,129,304
Total Investments	$125,647,346	$–	$–	$125,647,346

*	Please refer to the Schedule of Investments to view securities segregated by industry.